Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015
C000143294
Account Value [Line Items]
Line Graph and Table Measure Name	Eubel Brady & Suttman Income and Appreciation Fund
Account Value	$ 14,806	$ 13,826	$ 12,832	$ 12,430	$ 12,735	$ 11,663	$ 11,319	$ 11,009	$ 10,834	$ 10,255	$ 10,000
C000143295
Account Value [Line Items]
Line Graph and Table Measure Name	Eubel Brady & Suttman Income Fund
Account Value	$ 13,546	12,663	11,818	11,647	11,933	11,538	11,149	10,734	10,643	10,358	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,790	11,405	10,851	11,229	12,356	12,443	11,299	10,455	10,539	10,594	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,790	11,405	10,851	11,229	12,356	12,443	11,299	10,455	10,539	10,594	10,000
ICE BofA U.S. Corporates, 1-10 Yrs
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-10 Year Corp. Index
Account Value	$ 13,488	12,735	11,838	11,788	12,856	12,586	11,594	10,688	10,756	10,574	10,000
ICE BofA Yield Alternative US Convertible Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA Yield Alternative US Convertible Index
Account Value	$ 17,336	15,361	14,253	12,929	15,107	12,912	12,151	11,534	10,975	9,926	10,000
ICE BofA U.S. Corporate & Government, 1-10 Yrs
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Corporate & Government 1-10 Yrs Index
Account Value	$ 12,219	$ 11,668	$ 11,011	$ 11,157	$ 11,939	$ 11,902	$ 11,044	$ 10,329	$ 10,426	$ 10,423	$ 10,000